As filed with the Securities and Exchange Commission on October 2, 2008
                                            1933 Act Registration No. 033-25990
                                            1940 Act Registration No. 811-03214
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 34 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 86 /X/

                  Lincoln National Variable Annuity Account C
                           (Exact Name of Registrant)

                              Multi-Fund (Reg. TM)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                             Brian Burke, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                             Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /x/ on October 6, 2008, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on ___________, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                   Lincoln National Variable Annuity Account C
                         Multi-Fund(R), Multi-Fund(R) 5
                   Lincoln National Variable Annuity Account E
                               The American Legacy
                   Lincoln National Variable Annuity Account H
                          American Legacy Product Suite
                     Lincoln Life Variable Annuity Account N
                        Lincoln ChoicePlus Product Suite
                       Lincoln ChoicePlus II Product Suite
                   Lincoln ChoicePlus Assurance Product Suite
                            Lincoln ChoicePlus Design

        Supplement dated October 6, 2008 to the April 30, 2008 Prospectus

This Supplement outlines changes to certain provisions of your individual variable annuity prospectus. It is for informational purposes and requires no action on your part.

              New Versions of i4LIFE(R) Guaranteed Income Benefit and Lincoln Lifetime IncomeSM Advantage Guaranteed Income Benefit

i4LIFE(R) Guaranteed Income Benefit (Version 3). Beginning October 6, 2008, a new version of the i4LIFE(R) Guaranteed Income Benefit (Version 3) will be in effect for contractowners who purchase i4LIFE(R) Advantage on or after that date. The prior version of the i4LIFE(R) Guaranteed Income Benefit (Version 2) will not be available for purchase with i4LIFE(R) Advantage elections on or after October 6, 2008.

New Version of Lincoln Lifetime IncomeSM Advantage Guaranteed Income Benefit. Beginning October 6, 2008, contractowners who decide to drop Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage Plus and purchase i4LIFE(R) Advantage with the Guaranteed Income Benefit (referred to as the Lincoln Lifetime IncomeSM Advantage Guaranteed Income Benefit) will be able to elect either the prior or new version of the Lincoln Lifetime IncomeSM Advantage Guaranteed Income Benefit.

Background. i4LIFE(R) Advantage is an optional annuity payout rider that provides periodic variable lifetime income payments, a death benefit, and the ability to make withdrawals during a defined period of time. These payouts are made during an Access Period (as elected by the contractowner) during which the contract owner has access to the Account Value. At the end of the Access Period, the contractowner will receive lifetime payouts during the Lifetime Income Period.

A Guaranteed Income Benefit is available for purchase in conjunction with i4LIFE(R) Advantage. The Guaranteed Income Benefit provides a minimum payout floor for the i4LIFE(R) Advantage regular income payments, based on the contract value at the time the benefit is elected. The Guaranteed Income Benefit ensures that the regular income payments will never be less than the minimum payout floor, regardless of the investment performance of the contract.

The Lincoln Lifetime IncomeSM Advantage rider provides a Guaranteed Amount from which a contractowner may take minimum guaranteed lifetime withdrawals regardless of investment performance provided certain conditions are met. The Guaranteed Amount is equal to the initial purchase payment (or contract value if elected after issue) increased for subsequent purchase payments, step-ups and enhancements, and decreased by withdrawals.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to drop Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE(R) Advantage if i4LIFE(R) Advantage will provide a higher payout amount. The contractowner may use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under i4LIFE(R) Advantage. This is called the Lincoln Lifetime IncomeSM Advantage Guaranteed Income Benefit. The features of the Lincoln Lifetime IncomeSM Advantage Guaranteed Income Benefit are identical to those described in the section titled The Contracts - Guaranteed Income Benefit with i4LIFE(R) Advantage of your prospectus, unless specified otherwise.

Description of Changes. All terms and features of the Guaranteed Income Benefit (Version 3) are the same as for the prior version, other than as follows:

Annual Step-Up. The Guaranteed Income Benefit (Version 3) will automatically step-up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every periodic income commencement date anniversary during a 5-year step-up period. At the end of a 5-year step-up period, you may elect a new 5-year step-up period by submitting a written request to the Home office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you. See The Contracts - Guaranteed Income Benefit with i4LIFE(R) Advantage of your prospectus.

Potential for Increase in Charge. The percentage charge for the i4LIFE(R) Guaranteed Income Benefit (Version 3) and for the new version of the Lincoln Lifetime IncomeSM Advantage Guaranteed Income Benefit will not change unless you elect additional 5-year step-up periods during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment. At the time you elect a new 5-year period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50%. i4LIFE(R) Advantage charges are in addition to the Guaranteed Income Benefit charges.

If we automatically administered a new 5-year step-up period for you and your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the periodic income commencement date anniversary. If we receive this notice, we will decrease your Guaranteed Income Benefit and percentage charge to the amounts they were before the step-up occurred. Increased fees collected during the 30-day period will be refunded into your contract. You will have no more annual step-ups unless you notify us that you wish to start a new 5-year step-up period. See Charges and Other Deductions--Rider Charges in your prospectus.

Investment Restrictions. Contractowners who purchase i4LIFE(R) Advantage with the i4LIFE(R) Guaranteed Income Benefit (Version 3) as well as all contractowners of the Lincoln Lifetime IncomeSM Advantage Guaranteed Income Benefit will be subject to Investment Requirements Option 2 as set forth in your prospectus. Investment Requirements limit how much you can invest in certain subaccounts of your contract. We have divided the subaccounts of your contract into two groups and have specified the minimum or maximum percentages of contract value that must be in each group at the time you purchase the rider. You can select the percentages of contract value to allocate to individual funds within each group, but the total investment for all funds within the group must comply with the specified minimum or maximum percentages for that group. Certain investment options are not available to you if you purchase this rider. See The Contracts - Investment Requirements in your prospectus for a complete description of the Investment Requirements.

Impact of Changes: The Annual Step-Up allows the Guaranteed Income Benefit to increase, based on investment gains in the contract on an annual basis, rather than having to wait for three years under the prior version. In addition, this option provides more opportunities for the step up to occur. The disadvantage is that the charge has the potential to increase every fifth year, as opposed to being locked in for a 15 year period. This change also causes Guaranteed Income Benefit purchasers to be subject to additional Investment Requirements that they might not have been subject to under the prior version.

Please refer to your prospectus for a complete description of i4LIFE(R) Advantage, Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage Plus, the i4LIFE(R) Guaranteed Income Benefit, and the Lincoln Lifetime IncomeSM Advantage Guaranteed Income Benefit.

After October 6, 2008, contractowners with Lincoln SmartSecurity(R) Advantage who decide to purchase i4LIFE(R) Advantage with the Guaranteed Income Benefit must purchase Version 3 of the Guaranteed Income Benefit. The changes discussed in this Supplement do not impact 4LATER(R) Advantage.


                            American Legacy III Plus
                            Lincoln ChoicePlus Bonus
                           Lincoln ChoicePlus II Bonus
                      Lincoln ChoicePlus Assurance (Bonus)

The following is applicable only for owners of the bonus products listed above, effective October 6, 2008.

Guaranteed Income Benefit with i4LIFE(R) Advantage - Impacts to i4LIFE(R) Advantage Regular Income Payments.
4LATER(R) Guaranteed Income Benefit - Impacts to i4LIFE(R) Advantage Regular Income Payments.

On or after October 6th, 2008 if you elect the i4LIFE(R) Advantage Guarantee of Principal death benefit and elect the Guaranteed Income Benefit with either i4LIFE(R) Advantage or 4LATER(R) Advantage, the minimum Access Period required is the longer of 20 years or the difference between your current age (nearest birthday) and age 90. The minimum Access Period required will remain 15 years and age 85 for Guaranteed Income Benefit elections with the i4LIFE(R) Advantage Account Value and i4LIFE(R) Advantage EGMDB death benefits.


                Please keep this supplement for future reference.

                                     PART A

The prospectus for the Multi-Fund(R) variable annuity contracts is incorporated herein by reference to 497 Filing (File No. 033-25990) filed on May 5, 2008.


                                     PART B

The Statement of Additional Information for the Multi-Fund(R) variable annuity contracts is incorporated herein by reference to 497 Filing (File No. 033-25990) filed on May 5, 2008.

                  Lincoln National Variable Annuity Account C

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 033-25990) filed on April 4, 2008.

     2. Part B

     The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 033-25990) filed on April 4, 2008.

     Statement of Assets and Liabilities - December 31, 2007
     Statement of Operations - Year ended December 31, 2007
     Statements of Changes in Net Assets - Years ended December 31, 2007 and
       2006
     Notes to Financial Statements - December 31, 2007
     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following consolidated financial statements for The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 033-25990) filed on April 4, 2008.

     Consolidated Balance Sheets - December 31, 2007 and 2006
     Consolidated Statements of Income - Years ended December 31, 2007, 2006, and 2005
     Consolidated Statements of Shareholder's Equity - Years ended December 31,
       2007, 2006, and 2005
     Consolidated Statements of Cash Flows - Years ended December 31, 2007,
       2006, and 2005
     Notes to Consolidated Financial Statements - December 31, 2007
     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolution of Board of Directors and Memorandum from the President of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account are incorporated herein by reference to Post-Effective
     Amendment No. 15 (File No. 033-25990) filed on April 22, 1999.

(2) Not Applicable.

(3) (a) Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-25990) filed on April 22, 1999.

   (b) Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.

   (c) Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.

   (d) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4) (a) Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 033-25990) filed on August 22, 1998.

   (b) Multi-Fund - Single premium contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 033-25990) filed on August 22, 1998.

   (c) Multi-Fund 1 - Periodic contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 033-25990) filed on August 22, 1998.

   (d) Multi-Fund 2 - Flexible contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 033-25990) filed on August 22, 1998.

   (e) Multi-Fund 3 - Flexible contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 033-25990) filed on August 22, 1998.

   (f) Multi-Fund 4 - Flexible contract incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 033-25990) filed on April 24, 1997.

   (g) Contract Rider - Multi-Fund 2 and Multi-Fund 3 incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 033-25990) filed on February 28, 1997.

   (h) Contract Rider - Multi-Fund 4 incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 033-25990) filed on February 28, 1997.

   (i) Variable Annuity Amendment Multi-Fund 1 incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 033-25990) filed on April 11, 2001.

   (j) I4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 033-25990) filed on October 11, 2002.

   (k) I4LA-Q Rider incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 033-25990) filed on October 11, 2002.

   (l) Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 033-25990) filed on April 8, 2003.

   (m) i4LA-Q Rider incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 033-25990) filed on April 8, 2003.

   (n) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 033-25990) filed on April 8, 2003.

   (o) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 033-25990) filed on April 8, 2003.

   (p) Roth IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 033-25990) filed on April 8, 2003.

   (q) Contract Benefit Data (I4LA-CB) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 33-25990) filed on April 8, 2003.

   (r) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 033-25990) filed on April 8, 2003.

   (s) Lincoln SmartSecurity Advantage 1 Year Reset Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective No. 15 (File No. 333-18419) filed on May 28, 2004.

   (t) Section 403(b) Annuity Endorsement (32481-I) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (u) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

   (v) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (w) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (x) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (y) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (z) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (aa) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (bb) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 033-25990) filed on December 21, 2006.

   (cc) Variable Annuity Payment Option Rider (I4LA-EMI 3/07) incorporated herein by reference to Post-Effective Amendment No. 31 (File No. 033-25990) filed on April 17, 2007.

(5) (a) Deferred Annuity Application incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 033-25990) filed on April 24, 1997.

   (b) 403(b) Annuity Application incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 033-25990) filed on April 24, 1997.

   (c) Application (Form 28316 2/99) incorporated herein by reference to Post-Effective Amendment No. 31 (File No. 033-25990) filed on April 17, 2007.

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Registration Statement on Form S-6 (File No. 333-40745) filed on November 21, 1997.

   (b) By-Laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

(7) Amended and Restated Automatic Indemnity Reinsurance Agreement Amended and Restated as of January 31, 2008 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008.

(8) (a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-147673) filed on November 28, 2007.

     (b) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

     (i) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (ii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (iii) DWS Investments VIT Funds Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (iv) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (v) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (vi) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

       (1) Amendment dated April 16, 2007 to Participation Agreement between AllianceBernstein Variable Products Series Fund and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (vii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (viii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (ix) Putnam Variable Trust incorporated incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (x) Fidelity Variable Insurance Products incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (c) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:

     (i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (ii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (iii) DWS Investments VIT Trust (To Be Filed by Amendment)

     (iv) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (v) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (vi) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (vii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (viii) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (ix) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(9) Opinion and Consent of Jeremy Sachs, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 33-25990) filed on April 24, 1997.

(10) (a) Consent of Independent Registered Public Accounting Firm

   (b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(11) Not Applicable

(12) Not Applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-112927) filed on August 14, 2008.

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account C as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.


Name                          Positions and Offices with Depositor
---------------------------   -------------------------------------------------------------
Michael J. Burns****          Senior Vice President
Kelly D. Clevenger*           Vice President
Frederick J. Crawford**       Chief Financial Officer and Director
Christine S. Frederick***     Vice President and Chief Compliance Officer
Dennis R. Glass**             President and Director
Mark E. Konen****             Senior Vice President and Director
See Yeng Quek*****            Senior Vice President, Chief Investment Officer and Director
Keith J. Ryan*                Vice President and Director
Dennis L. Schoff**            Senior Vice President and General Counsel
Rise' C.M. Taylor*            Treasurer and Vice President
C. Suzanne Womack**           Secretary and Second Vice President

    * Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
   ** Principal business address is Radnor Financial Center, 150 Radnor Chester
        Road, Radnor, PA 19087
  *** Principal business address is 350 Church Street, Hartford, CT 06103
 **** Principal business address is 100 North Greene Street, Greensboro, NC
        27401
***** Principal business address is One Commerce Square, 2005 Market Street,
        39th Floor, Philadelphia, PA 19103-3682

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of August 31, 2008 there were 419,409 contract owners under Account C.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   Lincoln Financial Distributors, Inc. (LFD) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

Name                       Positions and Offices with Underwriter
------------------------   ------------------------------------------------
Dennis R. Glass *          Interim Chief Executive Officer, and Director
David M. Kittredge*        Senior Vice President
Randal J. Freitag*         Vice President and Treasurer
Patrick J. Caulfield**     Vice President and Chief Compliance Officer
Frederick J. Crawford*     Director
Keith J. Ryan***           Vice President and Chief Financial Officer
Marilyn K. Ondecker***     Secretary

  * Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
 ** Principal Business address is 350 Church Street, Hartford, CT 06103
*** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Mellon Bank, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

   (d) Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
      (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 34 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 2nd day of October, 2008.

      Lincoln National Variable Annuity Account C (Registrant)
      Multi-Fund (Reg. TM)

      By:   /s/ Robert L. Grubkar
            ------------------------------------
            Robert L. Grubka
            Vice President, The Lincoln National Life Insurance Company
            (Title)

      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
      (Depositor)

      By:   /s/ Brian A. Kroll
            ------------------------------------
            Brian A. Kroll
            (Signature-Officer of Depositor)
            Vice President, The Lincoln National Life Insurance Company
            (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on October 2, 2008.


Signature                        Title
*                                President and Director (Principal Executive Officer)
------------------------------
Dennis R. Glass
*                                Senior Vice President, Chief Financial Officer and Director
------------------------------   (Principal Financial Officer)
Frederick J. Crawford
*                                Senior Vice President
------------------------------
Michael J. Burns
*                                Senior Vice President and Director
------------------------------
Mark E. Konen
*                                Senior Vice President, Chief Investment Officer and Director
------------------------------
See Yeng Quek
*                                Vice President and Director
------------------------------
Keith J. Ryan
                                 Senior Vice President and Director
------------------------------
Westley V. Thompson


*By:/s/ Robert L. Grubka       Pursuant to a Power of Attorney
 ---------------------------
   Robert L. Grubka